Consolidated Statement of Stockholders' Deficit - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ (2,841,193)	$ 13,767	$ 4,953,410	$ (7,808,370)
Balance (in shares) at Dec. 31, 2013		6,765,945
Stock issued for services	200,000	$ 357	199,643	0
Stock issued for services (in shares)		357,144
Beneficial conversion of convertible notes	36,125	$ 0	36,125	0
Net loss	(1,648,641)	0	0	(1,648,641)
Balance at Dec. 31, 2014	(4,253,709)	$ 14,124	5,189,178	(9,457,011)
Balance (in shares) at Dec. 31, 2014		7,123,089
Balance at Dec. 31, 2014	(4,253,709)
Beneficial conversion of convertible notes	170,091.00	$ 0	170,091	0
Stock Option compensation	430,000	0	430,000	0
Sale of Stock	1,209,633	$ 2,320	1,207,313	0
Sale of Stock (in shares)		2,320,134
Convertible Securities exercised	2,462,648	$ 5,465	2,457,183	0
Convertible Securities exercised (in shares)		5,465,216
Note conversion Warrant Expense	2,083,328	$ 0	2,083,328	0
Net loss	(3,921,428)	0	0	(3,921,428)
Balance at Dec. 31, 2015	$ (1,819,437)	$ 21,909	$ 11,537,093	$ (13,378,439)
Balance (in shares) at Dec. 31, 2015		14,908,439